Statements of Net Assets Available for Benefits - EBP 200 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total investments	$ 639,824,225	$ 540,439,280
Employee contributions	0	0
Employer contributions	273,345	0
Notes receivable from participants	1,524	1,524
Total receivables	274,869	1,524
Other assets	167,416	52,143
Total assets	640,266,510	540,492,947
Net assets available for benefits	$ 640,266,510	$ 540,492,947